Capital Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Capital Stock [Abstract]
Capital Stock

Note 3. Capital Stock

Preferred Stock

As of June 30, 2025 and December 31, 2024, the Company has 10,000,000 shares of preferred stock, par value of $0.0001, authorized and none issued or outstanding.

Common Stock

As of June 30, 2025 and December 31, 2024, the Company has 50,000,000 shares of common stock, par value of $0.0001, authorized and 5,000,000 shares issued and outstanding.

Note 3. Capital Stock

Preferred Stock

As of December 31, 2024 and 2023, the Company has 10,000,000 shares of preferred stock, par value of $0.0001, authorized and none issued or outstanding.

Common Stock

As of December 31, 2024 and 2023, the Company has 50,000,000 shares of common stock, par value of $0.0001, authorized and has 5,000,000 shares of its $0.0001 par value issued and outstanding.